UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Glade Brook Capital Partners LLC
Address: 100 West Putnam Avenue
         Greenwich, CT  06830

13F File Number:  028-14806

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul Barron
Title:     Chief Financial Officer
Phone:     203-861-3011

Signature, Place, and Date of Signing:

 /s/ Paul Barron     Greenwich, CT     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    24

Form 13F Information Table Value Total:    $316,694 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABERCROMBIE & FITCH CO         CL A             002896207     4582    95513 SH       SOLE                    95513        0        0
AMC NETWORKS INC               CL A             00164V103     2797    56508 SH       SOLE                    56508        0        0
CBS CORP NEW                   CL B             124857202    21542   566156 SH       SOLE                   566156        0        0
COMPUTER SCIENCES CORP         COM              205363104     6476   161699 SH       SOLE                   161699        0        0
DISNEY WALT CO                 COM DISNEY       254687106    13096   263017 SH       SOLE                   263017        0        0
DSW INC                        CL A             23334L102     8685   132218 SH       SOLE                   132218        0        0
EBAY INC                       COM              278642103    16928   331789 SH       SOLE                   331789        0        0
FACEBOOK INC                   CL A             30303M102    15101   567058 SH       SOLE                   567058        0        0
FOMENTO ECONOMICO MEXICANO S   SPON ADR UNITS   344419106     4358    43274 SH       SOLE                    43274        0        0
LAMAR ADVERTISING CO           CL A             512815101    16310   420908 SH       SOLE                   420908        0        0
LAS VEGAS SANDS CORP           COM              517834107    13760   298104 SH       SOLE                   298104        0        0
LENNAR CORP                    CL A             526057104     2101    54332 SH       SOLE                    54332        0        0
LIBERTY MEDIA CORPORATION      LIB CAP COM A    530322106    11780   101539 SH       SOLE                   101539        0        0
MADISON SQUARE GARDEN CO       CL A             55826P100    10664   240450 SH       SOLE                   240450        0        0
MELCO CROWN ENTMT LTD          ADR              585464100    11696   694540 SH       SOLE                   694540        0        0
NEWS CORP                      CL A             65248E104    32901  1288213 SH       SOLE                  1288213        0        0
PULTE GROUP INC                COM              745867101     2399   132097 SH       SOLE                   132097        0        0
QUALCOMM INC                   COM              747525103     4345    70061 SH       SOLE                    70061        0        0
SBA COMMUNICATIONS CORP        COM              78388J106    35448   499120 SH       SOLE                   499120        0        0
SPDR SERIES TRUST              S&P HOMEBUILD    78464A888    16290   612400 SH  CALL SOLE                   612400        0        0
TIME WARNER INC                COM NEW          887317303    37610   786320 SH       SOLE                   786320        0        0
TIVO INC                       COM              888706108     2075   168430 SH       SOLE                   168430        0        0
WHOLE FOODS MKT INC            COM              966837106    12490   136760 SH       SOLE                   136760        0        0
WYNN RESORTS LTD               COM              983134107    13260   117874 SH       SOLE                   117874        0        0